Other long-term receivables (Details) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Other long-term receivables
Cash guarantees	€ 389,000		€ 167,000
Tax incentive receivable	€ 1,000,000.0	€ 1,000,000